Fair Value Measurements (Details) - Schedule of levels 1, 2, and 3 within the fair value hierarchy - USD ($)	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Warrant liabilities [Member]
Fair Value Measurements (Details) - Schedule of levels 1, 2, and 3 within the fair value hierarchy [Line Items]
Level 3 financial instruments begininng	$ 103,109	$ 170,867
Level 3 financial instruments ending		103,109
Change in fair value	(41,244)	(67,758)
Transfer to Level 2	(61,865)
Total Level 3 Financial Instruments [Member]
Fair Value Measurements (Details) - Schedule of levels 1, 2, and 3 within the fair value hierarchy [Line Items]
Level 3 financial instruments begininng	103,109	170,867
Level 3 financial instruments ending		103,109
Change in fair value	(41,244)	$ (67,758)
Transfer to Level 2	$ (61,865)